OTHER LIABILITIES - Accounts payable and other liabilities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts payable and other liabilities [abstract]
Suppliers and services payable	$ 3,228,295	$ 2,664,081
Income received for third parties	2,719,882	2,076,532
Cashier checks	806,066	864,499
Dividends payable	598,534	648,874
Withholdings taxes and labor contributions	582,910	441,689
Transactions ACH and ATH	574,011	538,558
Contract liability related to concessions	548,167	581,100
Collection on behalf of third parties	339,545	236,418
Collection service	332,368	256,661
Commissions and fees	331,516	276,708
Merchant acquiring accounts	274,028	169,787
Customer loyalty programs	221,990	155,829
Insurance payables	150,282	105,396
Checks drawn and not paid	127,944	107,628
Value Added Tax - VAT	80,307	74,002
Cash surplus	75,524	37,504
Other liabilities	554,387	542,597
Total other liabilities	$ 11,545,756	$ 9,777,863